Net sales (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross sales	R$ 61,621,283	R$ 61,884,991	R$ 55,979,819
Sales deductions	(8,005,843)	(8,079,963)	(7,636,514)
Net sales	53,615,440	53,805,028	48,343,305
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Gross sales	32,922,332	33,325,565	30,700,510
Sales deductions	(6,063,414)	(6,327,777)	(5,891,621)
Net sales	26,858,918	26,997,788	24,808,889
International [Member]
IfrsStatementLineItems [Line Items]
Gross sales	25,203,968	25,253,452	22,959,318
Sales deductions	(1,352,204)	(1,150,317)	(1,444,614)
Net sales	23,851,764	24,103,135	21,514,704
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Gross sales	3,494,983	3,305,974	2,319,991
Sales deductions	(590,225)	(601,869)	(300,279)
Net sales	R$ 2,904,758	R$ 2,704,105	R$ 2,019,712